Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share

The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.

	For the years ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(26,659,381)	$(17,981,164)	$(32,920,724)
Less: accretion to redemption value of redeemable non-controlling interests	-	1,792,027	3,920,454
foreign currency effect on redemption value of redeemable non-controlling interests	-	(808,100)	(605,597)
net loss attributable to non-controlling interests	(10,023,801)	(6,204,728)	(8,688,144)
Net loss attributable to ordinary shareholders	$(16,635,580)	$(12,760,363)	$(27,547,437)

Denominator:
Weighted average number of shares outstanding – basic and diluted	29,043,280	26,404,589	25,622,195
Loss per share – basic and diluted	(0.57)	(0.48)	(1.08)